Discontinued operations - Summary of Composition by Industry Category of Aegon the Netherlands Available-for-sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	€ 45,143	€ 16,898
Unrealized losses	(7,896)	(576)
Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	11,888
Unrealized losses	(1,092)
Residential mortgage-backed securities [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	633	810
Unrealized losses	(70)	(21)
Residential mortgage-backed securities [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	57
Unrealized losses	(2)
Commercial mortgage-backed securities [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	2,690	803
Unrealized losses	(360)	(27)
Commercial mortgage-backed securities [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	2
Asset-backed securities [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	434	1,244
Unrealized losses	(39)	(9)
Asset-backed securities [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	2,710
Unrealized losses	(102)
Financial Industry - Banking [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	2,906	1,669
Unrealized losses	(412)	(32)
Financial Industry - Banking [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	757
Unrealized losses	(126)
Financial Industry - Insurance [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	1,146	368
Unrealized losses	(199)	(11)
Financial Industry - Insurance [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	83
Unrealized losses	(14)
Financial Industry - Other [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	5,821	1,092
Unrealized losses	(878)	(29)
Financial Industry - Other [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	227
Unrealized losses	(80)
Industrial [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	17,249	5,630
Unrealized losses	(3,068)	(179)
Industrial [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	2,183
Unrealized losses	(425)
Utility [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	3,564	1,564
Unrealized losses	(765)	(68)
Utility [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	122
Unrealized losses	(27)
Government Securities [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	6,368	842
Unrealized losses	(1,418)	€ (28)
Government Securities [member] | Discontinued operations [member]
Disclosure Of Unrealized Bond Losses By Sector Relating to Discontinued Operations [Line Items]
Carrying value of instruments with unrealized losses	5,749
Unrealized losses	€ (316)